INTEREST AND OTHER INCOME	12 Months Ended
Dec. 27, 2013
Other Income, Nonoperating [Abstract]
INTEREST AND OTHER INCOME
INTEREST AND OTHER INCOME

Interest and other income consisted of the following during 2013, 2012 and 2011 (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Interest income	$45	$15	$18	$28
Other income	1,535	578	1,481	1,864
	$1,580	$593	$1,499	$1,892